Income Taxes (Details) - Schedule of gross unrecognized tax benefits	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of gross unrecognized tax benefits [Abstract]
Balance at December 31, 2019	$ 312,631
Increases related to prior tax positions
Increases related to current tax positions	467,526
Balance at December 31, 2020	$ 780,157